Note 10 - Loans Payable - Related Party (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest Expense, Related Party	$ 105,451	$ 113,213	$ 449,922	$ 430,818
Stock Issued During Period, Value, New Issues	$ 32,400	$ 45,450	$ 168,750	131,878
Related Parties Lenders [Member]
Stock Issued During Period, Shares, New Issues (in shares)	27,000	27,000	108,000
Stock Issued During Period, Value, New Issues	$ 19,440	$ 27,270	$ 101,250	77,490
Loans Payable to Related Party [Member]
Interest Payable, Related Party	486,034		460,784	357,373
Interest Expense, Related Party	$ 45,582	$ 26,814	$ 209,661	$ 184,250